ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
Acquisitions Completed in 2023
a) Acquisition of a Global Intermodal Logistics Operation
On September 28, 2023, Brookfield Infrastructure, through its subsidiary Brookfield Infrastructure Corporation (“BIPC”) and alongside institutional partners (the “Triton consortium”) completed the acquisition of Triton International Limited (“Triton”), the world’s largest owner and lessor of intermodal shipping containers, for consideration of $1.2 billion (Triton consortium - $4.5 billion). The partnership has an effective 28% interest in Triton. Concurrently, BIPC entered into a voting agreement with an affiliate of Brookfield, providing BIPC the right to direct the relevant activities of the entity, thereby providing BIPC with control. Accordingly, Brookfield Infrastructure consolidated the entity effective September 28, 2023. Acquisition costs of approximately $49 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$350
BIPC exchangeable shares	751
Pre-existing interest in the business	55
Total consideration	$1,156
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$491
Accounts receivable and other(2)	1,871
Property, plant and equipment	8,811
Intangible assets	710
Goodwill	1,163
Accounts payable and other liabilities	(408)
Non-recourse borrowings	(7,041)
Deferred income tax liabilities	(444)
Net assets acquired before non-controlling interest	5,153
Non-controlling interest(3)	(3,997)
Net assets acquired	$1,156

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
(2)Accounts receivable and other primarily comprised of finance lease receivables, trade receivables, and other financial assets.
(3)Non-controlling interest includes $641 million of preferred equity instruments transferred as part of the acquisition, remaining balance represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.

The partnership acquired intangible assets of $0.7 billion, comprising of customer relationships, brand and technology. The customer relationships acquired in the transaction were valued using a discounted cash flow model and have estimated useful lives of 50 years. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model. The brand and technology acquired were valued using a discounted cash flow model and have estimated useful lives ranging between 10 to 50 years with the key inputs being technology migration factors, revenue growth rates, after-tax royalty rates and a discount rate determined using a capital asset pricing model.
The goodwill recorded on acquisition is largely reflective of Triton’s potential to achieve fleet growth over time, supported by underlying global economic growth and expansion of the services we provide and markets we operate in. The goodwill recognized is not deductible for income tax purposes.
(b) Acquisition of a European Hyperscale Data Center Platform
On August 1, 2023, Brookfield Infrastructure, alongside institutional partners (the “Data4 consortium”) completed the acquisition of Data4, a high-quality hyperscale data center platform across Europe, for consideration of $0.6 billion (Data4 consortium - $3 billion). The partnership has an effective 19% interest in Data4. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective August 1, 2023. Acquisition costs of approximately $24 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$566
Total consideration	$566
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$189
Accounts receivable and other	287
Property, plant and equipment	35
Investment properties	3,244
Intangible assets	6
Goodwill	808
Accounts payable and other liabilities	(258)
Non-recourse borrowings	(845)
Deferred income tax liabilities	(418)
Net assets acquired before non-controlling interest	3,048
Non-controlling interest(2)	(2,482)
Net assets acquired	$566

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of investment properties, deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
(2)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
The goodwill recorded on acquisition is largely reflective of potential capacity and customer growth, arising from the business’ position as one of the leading data storage providers in Europe, and the increasing rate of global data consumption. The goodwill recognized is not deductible for income tax purposes.
(c) Acquisition of Brazilian electricity transmission operation
On May 2, 2023, Brookfield Infrastructure, alongside institutional partners (the “Sertaneja consortium”), exercised its option to acquire an additional 15% interest in Transmissora Sertaneja de Electricidade S.A. (“Sertaneja”), a Brazilian electricity transmission operation, for $35 million (Sertaneja consortium - $114 million), increasing Brookfield Infrastructure’s effective ownership in Sertaneja to 31% (Sertaneja consortium total of 100%). Prior to May 2, 2023, our partnership’s existing interest in Sertaneja was accounted for using the equity method.
Consideration Transferred:

US$ MILLIONS
Cash	$35
Pre-existing interest in businesses	$35
Total consideration	70
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$36
Accounts receivable and other	9
Intangible assets	477
Goodwill	25
Accounts payable and other liabilities	(44)
Non-recourse borrowings	(192)
Deferred income tax liabilities	(83)
Net assets acquired before non-controlling interest	228
Non-controlling interest(2)	(158)
Net assets acquired	70

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
(2)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
(d) Acquisition of a North American and European residential decarbonization infrastructure business
On January 4, 2023, Brookfield Infrastructure, alongside institutional partners (the “HomeServe consortium”), completed the acquisition of HomeServe PLC (“HomeServe”), a residential decarbonization infrastructure business operating in North America and Europe. Total consideration paid was $1.2 billion (HomeServe consortium - $4.9 billion). The partnership has an effective 26% and 25% interest in HomeServe’s North American and European businesses, respectively. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective January 4, 2023. Acquisition costs of approximately $55 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$1,249
Total consideration	$1,249
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$205
Accounts receivable and other	827
Property, plant and equipment	118
Intangible assets	2,827
Goodwill	3,338
Accounts payable and other liabilities	(792)
Non-recourse borrowings	(1,006)
Deferred income tax liabilities	(613)
Net assets acquired before non-controlling interest	4,904
Non-controlling interest(2)	(3,655)
Net assets acquired	1,249

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
(2)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
During the measurement period, the partnership recorded a measurement adjustment of approximately $0.8 billion resulting in a decrease in the fair value of its intangible assets acquired which primarily comprised of customer relationship assets. The customer relationships acquired in the transaction were valued using a discounted cash flow model and were assessed to have estimated useful lives ranging between 10 to 27 years. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model.
The goodwill recorded on acquisition is largely reflective of HomeServe’s potential to grow its customer base in under-penetrated markets and the ability to leverage operating synergies with our existing residential decarbonization infrastructure platform. The goodwill recognized is not deductible for income tax purposes.
Supplemental Information
Had the acquisition of Triton, Data4, Sertaneja and HomeServe been effective January 1, 2023, the revenue and net income of Brookfield Infrastructure would have increased by approximately $1,412 million and $387 million, respectively, for the year ended December 31, 2023.
In determining the pro-forma revenue and net income attributable to our partnership, management has:
•Calculated depreciation of property, plant and equipment and amortization of intangible assets acquired on the basis of the fair values at the time of the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements and;
•Based borrowing costs on the funding levels, credit ratings and debt and equity position of Brookfield Infrastructure after the business combination.
Acquisitions Completed in 2022
a) Individually insignificant business combinations
During the year, Brookfield Infrastructure, through its subsidiaries acquired a 17% interest in an Indian telecommunications business for approximately $30 million (consolidated total of approximately $165 million for a 100% interest), a 30% interest in five North American residential infrastructure businesses for approximately $90 million (consolidated total of approximately $315 million for a 100% interest), and an approximately 24% interest in a U.K. wireless infrastructure operation for approximately $40 million (consolidated total of approximately $160 million for a 100% interest).
The following table summarizes the purchase price allocation of individually insignificant business combinations that have been completed in 2022:

US$ MILLIONS
Cash	$123
Equity consideration(1)	21
Contingent consideration	17
Total consideration	$161
(1) As part of our consideration, we issued shares of a subsidiary which are compound financial instruments.
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$6
Accounts receivable and other	24
Property, plant and equipment	161
Intangible assets	302
Goodwill	278
Accounts payable and other liabilities	(54)
Non-recourse borrowings	(51)
Deferred income tax liabilities	(18)
Net assets acquired before non-controlling interest	648
Non-controlling interest(1)	(487)
Net assets acquired	$161

(1)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.